Share capital and reserves	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Share capital and reserves

11. Share capital and reserves

Authorized share capital

Unlimited number of common shares without par value.

Issued share capital

At June 30, 2026, the Company had 302,964,194 common shares (December 31, 2025 – 281,440,144) issued and outstanding with a value of $90,267,049 (December 31, 2025 – $87,127,627).

During the six months ended June 30, 2026

●	During the six months ended June 30, 2026, the Company issued 21,367,800 shares pursuant to warrant exercise for total proceeds of $2,865,257 (C$3,758,642). The Company also transferred the fair value of the exercised warrants of $231,764 (C$253,206) from warrant reserves to share capital.

●	During the six months ended June 30, 2026, the Company issued 56,250 shares pursuant to option exercise for total proceeds of $6,162 (C$8,438). The Company also transferred the fair value of the exercised options of $5,078 (C$6,953) from reserves to share capital.

●	On January 12, 2026, the Company issued 100,000 shares pursuant to the East Betty Option agreement (Note 8) at a value of $31,161 (C$43,000).

During the year ended December 31, 2025

●	In April 2025, the Company completed a non-brokered private placement for a total of 88,375,000 shares at a price of C$0.08 for gross proceeds of $4,968,222 (C$7,070,000). The Company paid finders’ fees of $47,235 and issued a total of 2,864,850 non-transferable finders’ warrants valued at $65,750. Each finder's warrant entitles the holder to purchase one common share at an exercise price of C$0.08 for a period of one year following the closing of the private placement.

●	On April 2, 2025, the Company issued 2,149,174 shares to a creditor at a value of C$0.09 per share to settle debts of $134,118.

●	On September 3, 2025, the Company completed a non-brokered private placement for a total of 32,000,000 shares at a price of C$0.25 for gross proceeds of $5,800,992 (C$8,000,000). The Company incurred finders’ fees of $65,261.

●	On October 30, 2025, the Company issued 900,000 shares pursuant to the vesting of 900,000 RSUs.

●	During the year ended December 31, 2025, the Company issued 27,182,726 shares pursuant to warrant exercise for a total proceed of $3,755,382 (C$4,836,972). The Company also transferred the fair value of the exercised warrants of $560,913 (C$763,211) from warrant reserves to share capital.

Warrant reserves

The changes in warrants during the six months ended June 30, 2026 and the year ended December 31, 2025 are as follows:

	June 30, 2026		December 31, 2025
	Number outstanding	Weighted average exercise price (C$)	Number outstanding	Weighted average exercise price (C$)
Balance, opening	23,852,600	0.19	50,626,581	0.20
Finders’ warrants	—	—	2,864,850	0.20
Exercised	(21,367,800)	0.18	(27,182,726)	0.19
Expired	(524,800)	0.21	(2,456,105)	0.25
Balance, closing	1,960,000	0.25	23,852,600	0.19

The fair value of the finders’ warrants issued in year ended December 31, 2025 was determined using the Black-Scholes option price modelling with the following assumptions:

Year ended December 31, 2025	Finder’s warrants

Average stock price (C$)	0.08
Average exercise price (C$)	0.08
Average risk-free interest rate (%)	2.44
Expected life (years)	1.00
Expected volatility (%)	105.99
Expected dividends (C$)	Nil

The following summarizes information about warrants outstanding and exercisable at June 30, 2026:

Expiry date	Exercise price (C$)	Warrants outstanding and exercisable
October 30, 2026	0.25	10,000
December 13, 2026	0.25	1,950,000
		1,960,000
Weighted average exercise price (C$)		0.25
Weighted average remaining contractual life		0.45

Equity incentive plan

The Company adopted an Equity Incentive Plan (the “Plan”) on May 20, 2024 and then amended on April 24, 2026. Under the Plan, the Company can grant options, deferred share units, performance share units, restricted share units, securities for services, stock appreciation right, stock purchase plan, and other stock-based awards, which may be denominated or settled in shares, cash, or in other forms. The maximum number of shares available for issuance under the Plan shall not exceed 10% of the issued and outstanding shares from time to time when taken together with all other stock-based compensation arrangements of the Company.

Options

Under the Plan, the Company may, from time to time, grant options to directors, officers, employees and consultants. The term of the option grants is up to ten years. The vesting terms are at the discretion of the board of directors. The maximum number of common shares reserved for issue shall not exceed 10% of the total number of common shares issued and outstanding as at the grant date.

Restricted share units (“RSUs”)

RSUs may be granted to directors, officers and employees to acquire shares or the cash equivalent, at such purchase price (which may be zero) as determined by the Board, subject to such restrictions and conditions as the Board may determine at the time of grant. Conditions may be based on continuing employment (or other service relationship) and/or achievement of pre-established performance goals and objectives.

Performance share units (“PSUs”)

PSUs may be granted to directors, officers and employees to receive payment in shares or cash equivalent once such award is earned and has vested, subject to such restrictions and conditions as the Board may determine at the time of grant. Conditions shall be based upon the achievement of pre-established performance criteria over the performance period as well as continuing employment or engagement with the Company.

The total number of shares reserved and available for grant and issuance of RSUs and PSUs shall not exceed (i) 11,000,000 shares pursuant to RSUs, and (ii) 19,000,000 shares pursuant to PSUs, for an aggregate of 30,000,000 shares.

Stock options

The changes in options during the six months ended June 30, 2026 and the year ended December 31, 2025 are as follows:

	June 30, 2026		December 31, 2025
	Number outstanding	Weighted average exercise price (C$)	Number outstanding	Weighted average exercise price (C$)
Balance, opening	17,678,341	0.22	9,178,892	0.19
Granted	8,865,000	0.35	10,150,000	0.27
Exercised	(56,250)	0.15	—	—
Expired or cancelled	—	—	(1,650,551)	0.36
Balance, closing	24,487,091	0.33	17,678,341	0.22

On July 25, 2025, the Company issued 8,600,000 incentive stock options to directors, officers, employees and consultants of the Company. The options are exercisable at a price of C$0.25 per share with an expiry date of July 25, 2030, and vest 25% every six months over two years. The fair value of the stock options granted was C$1,993,386.

On September 26, 2025, the Company issued 250,000 incentive stock options to a consultant of the Company. The options are exercisable at a price of C$0.405 per share with an expiry date of September 26, 2030, and vest on a quarterly basis over one year. The fair value of the stock options granted was C$93,876.

On October 21, 2025, the Company issued 400,000 incentive stock options to a consultant of the Company. The options are exercisable at a price of C$0.35 per share with an expiry date of October 21, 2028, and vest on a quarterly basis over one year. The fair value of the stock options granted was C$121,555.

On November 28, 2025, the Company issued 900,000 incentive stock options to two consultants of the Company. The options are exercisable at a price of C$0.38 per share with an expiry date of November 28, 2030, and vest on a 6-month basis over two year. The fair value of the stock options granted was C$325,986.

On January 16, 2026, the Company issued 6,465,000 incentive stock options to directors, officers, employees and consultants of the Company. The options are exercisable at a price of C$0.37 per share with an expiry date of January 16, 2031. 6,065,000 options vest 25% every six months over two years and 400,000 options vest 50% on May 16, 2026 and 50% on July 16, 2026. The fair value of the stock options granted was C$2,187,289.

On March 31, 2026, the Company issued 200,000 incentive stock options to a consultant of the Company. The options are exercisable at a price of C$0.39 per share with an expiry date of March 31, 2031. The 200,000 options vest 25% on June 30, 2026, September 30, 2026, December 31, 2026 and March 31, 2027. The fair value of the stock options granted was C$72,480.

On April 10, 2026, the Company issued 1,700,000 incentive stock options to two employees and two consultants of the Company. The options are exercisable at a price of C$0.35 per share with an expiry date of April 10, 2031. The options vest 25% every six months over two years. The fair value of the stock options granted was C$544,703.

On April 24, 2026, the Company issued 500,000 incentive stock options to one consultant of the Company. The options are exercisable at a price of C$0.34 per share with an expiry date of April 24, 2031. The options vest 25% every six months over two years. The fair value of the stock options granted was C$157,753.

During the six months ended June 30, 2026, a total of $1,541,454 (2025 - $84,918) was amortized and recorded in the consolidated statements of income or loss.

The fair value of the stock options granted was determined using the Black-Scholes option price modelling with the following assumptions:

	Six months ended June 30, 2026	Year ended December 31, 2025

Average stock price (C$)	0.36	0.27
Average exercise price (C$)	0.37	0.27
Average risk-free interest rate (%)	2.93	2.97
Expected life (years)	5	4.92
Expected volatility (%)	157.86	161.09
Expected dividends (C$)	Nil	Nil

The following summarizes information about stock options outstanding and exercisable at June 30, 2026:

Expiry date	Exercise price (CA$)	Options outstanding	Options exercisable
November 10, 2027	0.41	278,341	278,341
July 16, 2029	0.15	1,543,750	1,157,813
July 16, 2030	0.15	1,000,000	750,000
October 21, 2028	0.35	400,000	100,000
October 28, 2028	0.135	4,300,000	4,300,000
October 28, 2028	0.15	350,000	175,000
July 25, 2030	0.25	8,600,000	2,150,000
September 26, 2030	0.405	250,000	125,000
November 28, 2030	0.38	900,000	225,000
January 16, 2031	0.37	6,465,000	—
March 31, 2031	0.39	200,000	—
April 10, 2031	0.35	1,700,000	—
April 24, 2031	0.34	500,000	—
		26,487,091	9,261,154
Weighted average exercise price (C$)		0.33	0.19
Weighted average remaining contractual life		3.41	3.18

Restricted share units (“RSUs”)

On October 30, 2024, the Company issued 900,000 RSUs to directors, officers, and consultants of the Company, with a value of $0.135 per RSU at the issuance date. On October 30, 2025, the Company issued 900,000 shares pursuant to the vesting of 900,000 RSUs. Accordingly, the Company transferred the fair value of $86,888 (C$125,000) from restricted share units to share capital.

On July 25, 2025, the Company issued 7,930,000 RSUs to directors, officers, and employees of the Company, with a value of $0.25 per RSU at the issuance date. 7,750,000 RSUs will be vested 25% at each anniversary until July 25, 2029, and 180,000 RSUs will be vested 1/3 at each anniversary until July 25, 2028. The recipients will receive 1,937,500 and 60,000 common shares of the Company at each anniversary respectively.

During the six months ended June 30, 206, $373,672 (December 31, 2025 - $405,606) was amortized and recorded in the consolidated statements of income or loss.